Derivatives Instruments (Notional Volumes of Outstanding Derivatives Designated for Regulatory Deferral) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($) MMBTU MWh
Commodity swaps and forwards | Natural gas | 2026
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MMBTU	7
Commodity swaps and forwards | Natural gas | 2027-2028
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MMBTU	10
Commodity swaps and forwards | Power | 2026
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Commodity swaps and forwards | Power | 2027-2028
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	0
Foreign Exchange Swaps and Forward Contracts | 2026
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 175
Weighted average rate	1.3569
% of USD requirements	64.00%
Foreign Exchange Swaps and Forward Contracts | 2027-2028
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 72
Weighted average rate	1.3534
% of USD requirements	16.00%